CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021	$ 503		$ (13,885,707)	$ (13,885,204)
Balance (in Shares) at Dec. 31, 2021	5,031,250
Accretion of Common Stock subject to Possible Redemption			(2,170,202)	(2,170,202)
Net income			11,045,567	11,045,567
Balance at Dec. 31, 2022	$ 503		(5,010,342)	(5,009,839)
Balance (in Shares) at Dec. 31, 2022	5,031,250
Balance at Dec. 31, 2022	$ 503		(5,010,342)	(5,009,839)
Balance (in Shares) at Dec. 31, 2022	5,031,250
Balance at Dec. 31, 2022	$ 503		(5,010,342)	(5,009,839)
Balance (in Shares) at Dec. 31, 2022	5,031,250
Excise taxes related to redemptions			(1,528,101)	(1,528,101)
Cancellation of admin fees		$ 120,000		120,000
Fair value of non-redemption agreement liability at issuance			(1,881,440)	(1,881,440)
Accretion of Common Stock subject to Possible Redemption		$ (120,000)	(3,888,446)	(4,008,446)
Net income			794,950	794,950
Balance at Dec. 31, 2023	$ 503		(11,513,379)	(11,512,876)
Balance (in Shares) at Dec. 31, 2023	5,031,250
Balance at Dec. 31, 2023	$ 503		(11,513,379)	(11,512,876)
Balance (in Shares) at Dec. 31, 2023	5,031,250
Balance at Dec. 31, 2023	$ 503		$ (11,513,379)	$ (11,512,876)
Balance (in Shares) at Dec. 31, 2023	5,031,250